Schedule I (Details) $ in Millions	Dec. 31, 2021 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	$ 68,898
Amount at which shown on balance sheet	71,703
Total debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	49,296
Fair value	51,453
Amount at which shown on balance sheet	51,453
U.S. government securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	4,515
Fair value	4,311
Amount at which shown on balance sheet	4,311
Other government securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,489
Fair value	1,619
Amount at which shown on balance sheet	1,619
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	6,016
Fair value	6,660
Amount at which shown on balance sheet	6,660
Corporate securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	27,817
Fair value	29,254
Amount at which shown on balance sheet	29,254
Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	514
Fair value	554
Amount at which shown on balance sheet	554
Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,960
Fair value	2,029
Amount at which shown on balance sheet	2,029
Other asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	6,985
Fair value	7,026
Amount at which shown on balance sheet	7,026
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	257
Fair value	257
Amount at which shown on balance sheet	257
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	11,482
Amount at which shown on balance sheet	11,482
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	4,474
Amount at which shown on balance sheet	4,474
Derivative instruments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,417
Amount at which shown on balance sheet	1,417
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or amortized cost	1,972
Amount at which shown on balance sheet	$ 2,620